INCOME TAXES (Details 1) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Net operating loss carryforward	$ 632,279	$ 427,263
Less valuation allowance	(632,279)	(427,263)
Net	$ 0	$ 0